Summarized Financial Information of Equity Affiliates (Investment Listing) (Details)	Sep. 30, 2016
Abdullah Hashim Industrial Gases & Equipment Co. Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest percentage	25.00%
Air Products South Africa (Proprietary) Limited [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest percentage	50.00%
Bangkok Cogeneration Company Limited [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest percentage	49.00%
Bangkok Industrial Gases Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest percentage	49.00%
Chengdu Air & Gas Products Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest percentage	50.00%
Helap S.A. [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest percentage	50.00%
High-Tech Gases (Beijing) Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest percentage	50.00%
INFRA Group [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest percentage	40.00%
INOX Air Products Limited [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest percentage	50.00%
Jazan Gas Projects Company [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest percentage	25.00%
Kulim Industrial Gases Sdn. Bhd. [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest percentage	50.00%
Sapio Produzione Idrogeno Ossigeno S.r.l [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest percentage	49.00%
Tecnologia en Nitrogeno S. de R.L. de C.V. [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest percentage	50.00%
Tyczka Industrie-Gases GmbH [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest percentage	50.00%
WuXi Hi-Tech Gas Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest percentage	50.00%